Document and Entity Information	Apr. 14, 2023
Prospectus:
Document Type	497
Document Period End Date	Apr. 14, 2023
Entity Registrant Name	PACE® Select Advisors Trust
Entity Central Index Key	0000930007
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 14, 2023
Document Effective Date	Apr. 14, 2023
Prospectus Date	Nov. 28, 2022
Multi-Class Prospectus | PACE® Large Co Value Equity Investments | CLASS A
Prospectus:
Trading Symbol	PCPAX
Multi-Class Prospectus | PACE® Large Co Value Equity Investments | CLASS Y
Prospectus:
Trading Symbol	PLVYX
Multi-Class Prospectus | PACE® Large Co Value Equity Investments | Class P
Prospectus:
Trading Symbol	PCLVX
Multi-Class Prospectus | PACE® Large Co Value Equity Investments | Class P2
Prospectus:
Trading Symbol	PLVTX